SHORT-TERM INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 119.0	$ 127.2
Redemption notice period	185 days
Money market funds
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 114.6	124.6
Other
Disclosure of detailed information about financial instruments [line items]
Short-term investments	$ 4.4	$ 2.6